Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Abstract]
Intangible assets	$ 30,187	$ 27,055
Less: accumulated amortization	(9,932)	(6,758)
Total Intangible assets	$ 20,255	$ 20,297